Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	600,000,000	600,000,000	600,000,000	600,000,000
Common stock, shares issued	126,737,500	126,737,500	126,737,500	126,737,500
Common stock, shares outstanding	126,737,500	126,737,500	126,737,500	126,737,500